INVESTMENT AND MORTGAGE-BACKED SECURITIES	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
INVESTMENT AND MORTGAGE-BACKED SECURITIES
NOTE B - INVESTMENT AND MORTGAGE-BACKED SECURITIES

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of investment securities at December 31, 2014 and 2013 are shown below.

	December 31, 2014
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
	(In thousands)
Available for Sale:
U.S. Government agency securities	$127,607	$7	$2,391	$125,223
Municipal obligations	1,691	85	-	1,776

	$129,298	$92	$2,391	$126,999

	December 31, 2013
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
	(In thousands)
Available for Sale:
U.S. Government agency securities	$160,063	$-	$11,714	$148,349
Municipal obligations	3,035	83	103	3,015
Corporate securities	1,920	658	-	2,578

	$165,018	$741	$11,817	$153,942

The amortized cost of investment securities at December 31, 2014 and 2013, by contractual term to maturity or earliest call date, are shown below.

	December 31,
	2014	2013
	(In thousands)

Less than one year	$19,626	$-
One to five years	22,842	33,882
Five to ten years	81,848	41,376
More than ten years	4,982	87,840
	129,298	163,098
Corporate securities	-	1,920
	$129,298	$165,018

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of mortgage-backed securities at December 31, 2014 and 2013 are shown below.

December 31, 2014
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
(In thousands)
Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$9,443	$-	$43	$9,400

	December 31, 2013
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
	(In thousands)

Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$677	$34	$1	$710
Federal National Mortgage Association adjustable-rate participation certificates	5,940	40	36	5,944
Government National Mortgage Association adjustable-rate participation certificates	2,622	85	-	2,707

	$9,239	$159	$37	$9,361

Held to maturity:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$253	$8	$-	$261
Federal National Mortgage Association adjustable-rate participation certificates	212	6	-	218
Government National Mortgage Association adjustable-rate participation certificates	2,651	100	-	2,751

	$3,116	$114	$-	$3,230

The amortized cost of mortgage-backed securities, including those designated as available for sale, at December 31, 2014 and 2013, by contractual terms to maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may generally prepay obligations without prepayment penalties.

	December 31,
	2014	2013
	(In thousands)

Due in one year or less	$1,370	$811
Due in one year through five years	4,032	3,413
Due in five years through ten years	4,041	4,665
Due in more than ten years	-	3,466

	$9,443	$12,355

The table below indicates the length of time individual securities have been in a continuous unrealized loss position at December 31, 2014 and 2013:

				December 31, 2014
	Less than 12 months			12 months or longer				Total
Description of	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
securities	investments	value	holding losses	investments	value	holding losses	investments	value	holding losses
				(Dollars in thousands)
U.S. Government agency securities	-	$-	$-	22	$115,221	$2,391	22	$115,221	$2,391
Municipal obligations	-	-	-	-	-	-	-	-	-
Mortgage-backed securities	1	9,400	43	-	-	-	1	9,400	43

Total temporarily impaired securities	1	$9,400	$43	22	$115,221	$2,391	23	$124,621	$2,434

				December 31, 2013
	Less than 12 months			12 months or longer				Total
Description of	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
securities	investments	value	holding losses	investments	value	holding losses	investments	value	holding losses
				(Dollars in thousands)
U.S. Government agency securities	24	$128,462	$9,108	4	$19,887	$2,606	28	$148,349	$11,714
Municipal obligations	1	181	2	1	321	101	2	502	103
Corporate securities	-	-	-	-	-	-	-	-	-
Mortgage-backed securities	10	4,720	36	6	101	1	16	4,821	37

Total temporarily impaired securities	35	$133,363	$9,146	11	$20,309	$2,708	46	$153,672	$11,854

All of the Corporation’s agency and mortgage-backed securities are backed by either a U.S. Government agency or government-sponsored agency and are not considered to have credit quality issues and the decline in fair value is due to interest rate changes.

The Corporation’s municipal bond securities have all been rated investment grade or higher by various rating agencies or have been subject to an annual internal review process by management. This annual review process for non-rated securities considers a review of the issuers’ current financial statements, including the related cash flows and interest payments. We concluded that the unrealized loss positions on these securities is a result of the level of market interest rates and not a result of the underlying issuers’ ability to repay.

We do not intend to sell any of the debt securities with an unrealized loss and do not believe that it is more likely than not that we will be required to sell a security in an unrealized loss position prior to a recovery in its value. The fair value of these debt securities is expected to recover as the securities approach maturity. Accordingly, we have not recognized any other-than-temporary impairment in our consolidated statements of income.